April 4,2002


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention: Division of Investment Management

RE:Mercury Global Holdings, Inc.
Post-Effective Amendment No. 23 to the Registration
Statement on Form N-1A (Securities Act File No. 2-89834,
Investment Company Act No. 811-4351)

Ladies and Gentlemen:


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Mercury Global Holdings, Inc.
(the "Fund") hereby certifies that:

(1)the form of Prospectus and Statement of Additional
Information that would have  been filed pursuant to Rule
497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 23 to the Fund's
Registration Statement on Form N-1A: and

(2)the text of Post-Effective Amendment No. 23 to the Fund's
Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on March 28, 2002.

Very truly yours,

Mercury Global Holdings, Inc.



______________________
Robert Harris
First Vice President
Secretary of the Fund